Equity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options Outstanding, Beginning Balance	25,557	5,557	5,557
Number of shares, Granted		20,000
Number of shares, Exercised
Number of shares, Cancelled or expired
Options Outstanding, Ending Balance	25,557	25,557	5,557
Weighted average exercise price per share, Outstanding, Beginning Balance	$ 5.97	$ 20.25	$ 20.25
Weighted average exercise price per share, Granted		$ 2.00
Weighted average exercise price per share, Exercised
Weighted average exercise price per share, Cancelled or expired
Weighted average exercise price per share, Outstanding, Ending balance	$ 5.97	$ 5.97	$ 20.25
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options Outstanding, Beginning Balance	5,911,715	1,404,599
Number of shares, Granted	100,000	5,226,120
Number of shares, Exercised
Number of shares, Cancelled or expired		(719,004)
Options Outstanding, Ending Balance	6,011,715	5,911,715	1,404,599
Weighted average exercise price per share, Outstanding, Beginning Balance	$ 2.57	$ 3.39
Weighted average exercise price per share, Granted	$ 2.56	$ 2.61
Weighted average exercise price per share, Exercised
Weighted average exercise price per share, Cancelled or expired		$ 4.46
Weighted average exercise price per share, Outstanding, Ending balance	$ 2.57	$ 2.57	$ 3.39